UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02661

Name of Fund: BlackRock Pacific Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Pacific Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Pacific Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Country	Industry	Shares Common Stocks		Value

Australia - 5.1%	Capital Markets - 0.4%	1,417,745	Macquarie Capital Alliance Group	$ 2,824,580

	Commercial Banks - 1.0%	275,600	National Australia Bank Ltd.	7,593,917

	Food & Staples	395,400	Woolworths Ltd.	10,479,341
	Retailing - 1.4%

	Metals & Mining - 2.3%	156,200	Rio Tinto Ltd.	17,487,045

			Total Common Stocks in Australia	38,384,883

China - 6.1%	Automobiles - 2.6%	25,142,000	Denway Motors Ltd.	10,660,713
		19,164,100	Dongfeng Motor Group Co. Ltd.	8,618,446

				19,279,159

	Food Products - 1.4%	9,232,500	China Agri-Industries Holdings Ltd. (a)	5,575,575
		8,175,800	China Foods Ltd.	4,622,271

				10,197,846

	Independent Power Producers &	4,258,000	Huaneng Power International, Inc.	3,233,446
	Energy Traders - 0.4%

	Oil, Gas & Consumable	1,149,500	China Coal Energy Co.	2,002,817
	Fuels - 1.3%	4,414,100	China Petroleum & Chemical Corp.	3,777,365
		1,050,000	China Shenhua Energy Co. Ltd. Class H	4,195,872

				9,976,054

	Water Utilities - 0.4%	6,246,500	Guandong Investments, Ltd.	3,106,134

			Total Common Stocks in China	45,792,639

Hong Kong - 3.9%	Distributors - 0.4%	894,000	Li & Fung Ltd.	3,314,026

	Industrial Conglomerates - 1.5%	1,144,638	Hutchison Whampoa Ltd.	10,832,119

	Real Estate Management &	3,154,025	Wharf Holdings Ltd.	14,852,912
	Development - 2.0%

			Total Common Stocks in Hong Kong	28,999,057

India - 4.6%	Automobiles - 0.4%	58,800	Bajaj Auto Limited Entitlement 1 and 2 (a)	1,972,042
		58,800	Bajaj Holdings and Investments Ltd.	1,013,465

				2,985,507

	IT Services - 0.5%	175,800	Tata Consultancy Services Ltd.	3,551,274

	Independent Power Producers &	1,485,900	National Thermal Power Corp. Ltd.	7,281,355
	Energy Traders - 1.0%

	Oil, Gas & Consumable	253,400	Reliance Industries Ltd.	14,310,910
	Fuels - 1.9%

	Wireless Telecommunication	491,700	Reliance Communication Ventures Ltd.	6,247,360
	Services - 0.8%

			Total Common Stocks in India	34,376,406

Japan - 57.8%	Auto Components - 3.1%	212,700	Exedy Corp.	6,060,072
		482,900	Toyota Industries Corp.	17,149,539

				23,209,611

	Automobiles - 5.0%	270,500	Honda Motor Co., Ltd.	7,720,430
		792,000	Suzuki Motor Corp.	19,982,745
		200,400	Toyota Motor Corp.	9,991,854

				37,695,029

	Building Products - 1.5%	253,200	Daikin Industries Ltd.	10,897,151

BlackRock Pacific Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Country	Industry	Shares Common Stocks		Value

	Chemicals - 9.4%	725,300	Hitachi Chemical Co., Ltd.	$ 13,635,756
		3,211,300	Mitsubishi Rayon Co., Ltd.	10,276,933
		381,400	Shin-Etsu Chemical Co., Ltd.	19,705,157
		2,338,200	Sumitomo Chemical Co., Ltd.	14,965,606
		3,657,900	Ube Industries Ltd.	11,852,946

				70,436,398

	Commercial Banks - 1.9%	2,211	Sumitomo Mitsui Financial Group, Inc.	14,550,722

	Construction & Engineering -	381,000	JGC Corp.	5,817,436
	4.0%	913,300	Kandenko Co. Ltd. (b)	4,975,139
		1,928,000	Okumura Corp. (b)	9,825,682
		2,172,000	Toda Corp.	8,933,788

				29,552,045

	Electronic Equipment &	151,600	Hoya Corp.	3,558,828
	Instruments - 1.5%	155,400	Murata Manufacturing Co., Ltd.	7,716,994

				11,275,822

	Food & Staples Retailing - 1.0%	301,600	Seven & I Holdings Co. Ltd.	7,564,206

	Health Care Equipment &	374,400	Terumo Corp.	19,531,300
	Supplies - 2.6%

	Household Durables - 3.2%	853,700	Daiwa House Industry Co., Ltd.	8,453,069
		1,506,000	Sekisui House Ltd.	13,929,896
		72,000	Sharp Corp.	1,223,596

				23,606,561

	Insurance - 8.1%	3,954,300	Aioi Insurance Co., Ltd.	21,858,139
		633,000	Millea Holdings, Inc.	23,369,181
		1,497,300	Mitsui Sumitomo Insurance Co., Ltd.	15,126,215

				60,353,535

	Machinery - 1.1%	836,000	Tadano Ltd.	8,386,838

	Office Electronics - 1.9%	306,150	Canon, Inc.	14,097,397

	Pharmaceuticals - 5.3%	281,400	Hisamitsu Pharmaceutical Co., Ltd.	10,247,612
		581,700	Takeda Pharmaceutical Co., Ltd.	29,120,014

				39,367,626

	Road & Rail - 0.3%	148,700	Hitachi Transport System Ltd.	2,252,578

	Semiconductors &	85,900	Rohm Co., Ltd.	5,317,045
	Semiconductor Equipment -
	0.7%

	Trading Companies &	1,057,000	Mitsubishi Corp.	31,917,837
	Distributors - 5.1%	295,400	Mitsui & Co., Ltd.	5,986,236

				37,904,073

	Wireless Telecommunication	978	KDDI Corp.	5,975,141
	Services - 2.1%	6,630	NTT DoCoMo, Inc.	10,043,439

				16,018,580

			Total Common Stocks in Japan	432,016,517

Singapore - 3.8%	Commercial Banks - 0.6%	772,800	Oversea-Chinese Banking Corp.	4,547,699

	Industrial Conglomerates -	3,098,300	Keppel Corp. Ltd.	22,284,260
	3.0%

BlackRock Pacific Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Country	Industry	Shares	Common Stocks	Value

	Transportation Infrastructure -	558,100	SIA Engineering Co. Ltd.	$ 1,601,580
	0.2%

			Total Common Stocks in Singapore	28,433,539

South Korea - 6.4%	Commercial Banks - 1.6%	653,500	Daegu Bank	8,776,241
		60,700	Kookmin Bank	3,395,547

				12,171,788

	Metals & Mining - 1.4%	85,496	POSCO (c)	10,172,314

	Semiconductors &	11,700	Samsung Electronics Co., Ltd.	7,360,125
	Semiconductor Equipment -
	1.0%

	Textiles, Apparel & Luxury	196,400	Cheil Industries, Inc.	9,548,806
	Goods - 1.3%

	Wireless Telecommunication	43,800	SK Telecom Co., Ltd.	8,248,296
	Services - 1.1%

			Total Common Stocks in South Korea	47,501,329

Taiwan - 4.0%	Computers & Peripherals - 1.1%	356,300	High Tech Computer Corp.	8,010,431

	Electronic Equipment &	3,220,079	Delta Electronics, Inc.	9,518,363
	Instruments - 2.9%	2,137,384	HON HAI Precision Industry Co., Ltd.	12,241,966

				21,760,329

			Total Common Stocks in Taiwan	29,770,760

Thailand - 1.7%	Oil, Gas & Consumable	1,255,300	PTT Public Company THB10	12,598,850
	Fuels - 1.7%

			Total Common Stocks in Thailand	12,598,850

United Kingdom -	Diversified Financial	25,781,269	Guinness Peat Group Plc	33,241,569
4.5%	Services - 4.5%

			Total Common Stocks in the
			United Kingdom	33,241,569

			Total Common Stocks
			(Cost - $483,516,867) - 97.9%	731,115,549

		Beneficial
		Interest
		(000)	Short-Term Securities

		$ 3,099	BlackRock Liquidity Series, LLC Cash Sweep
			Series, 2.92% (d)(e)	3,099,145

			Total Short-Term Securities
			(Cost - $3,099,145) - 0.4%	3,099,145

			Total Investments
			(Cost - $486,616,012*) - 98.3%	734,214,694
			Other Assets Less Liabilities - 1.7%	12,323,892

			Net Assets - 100.0%	$ 746,538,586

* The cost and unrealized appreciation (depreciation) of investments as of March 31,
2008, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 523,602,188

Gross unrealized appreciation		$ 254,472,365
Gross unrealized depreciation		(43,859,859)

Net unrealized appreciation		$ 210,612,506

BlackRock Pacific Fund, Inc.

Schedule of Investments as of March 31, 2008 (Unaudited)

(Percentages shown are based on Net Assets)

(a) Non-income producing security.

(b) Security, or a portion of security, is on loan. (c) Depositary receipts.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$ (6,763)	$ 74,751

(e) Represents the current yield as of report date.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Pacific Fund, Inc.

Effective January 1, 2008, the BlackRock Pacific Fund, Inc. (the “Fund”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 – price quotations in active markets/exchanges for identical securities

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market – corroborated inputs)

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	$729,143,507
Level 2	3,099,145
Level 3	1,972,042

Total	$734,214,694

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance, as of December 31, 2008	$ 0
Accrued discounts/premiums	0
Realized gain (loss)	0
Change in unrealized appreciation	1,972,042
Net purchases (sales)	0
Net transfers in/out of Level 3	0

Balance, as of March 31, 2008	$ 1,972,042

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date: May 22, 2008